Document and Entity Information	Oct. 27, 2020
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 27, 2020
Document Effective Date	Oct. 27, 2020
Prospectus Date	May 01, 2020
Entity Inv Company Type	N-1A
Parametric Commodity Strategy Fund | Investor Class
Risk/Return:
Trading Symbol	EAPCX
Parametric Commodity Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPCX